Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE	+1 212 839 8673 NGREENE@sidley.com

January 21, 2025

Emily Rowland

Senior Counsel
U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.
Washington, DC 20549

Re:	First Eagle Real Estate Debt Fund (the “Fund”) File Nos.: 333-276328 and 811-23925 Registration Statement on Form N-2

Dear Ms. Rowland:

Thank you for the Staff’s comments regarding the Fund’s registration statement on Form N-2 (the “Registration Statement”) and the Fund’s related responses to a prior set of Staff comments (the “July 2024 Response Letter”), each filed with the Securities and Exchange Commission (the “Commission”) on July 30, 2024. This letter provides responses to the comments you provided to us orally on August 14, 2024, September 25, 2024 and November 1, 2024, and in writing on August 15, 2024. We understand that the Fund’s proposed responses to accounting comments provided to us orally by John Kernan on August 14, 2024 are still under discussion with the Staff and we undertake to provide the Fund’s responses and any corresponding amendments to the Registration Statement relating to the accounting comments when available. All capitalized terms not otherwise defined herein have the meaning given to them in the Registration Statement.

We have made the applicable changes in the attached filing pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”).

JULY 2024 RESPONSE LETTER

1.	COMMENT: In response to Comment #15 from the July 2024 Response Letter, you added the following disclosure to the prospectus: “For the investments in these businesses to be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction, a business must either hold 50% or more of its assets in real estate (or the applicable real estate-related assets such as solar panels, HVAC systems, windows or their corresponding production and installation equipment) derive at least 50% of its revenue

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

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from real estate (or the applicable real estate-related business), or be classified as a real estate company or an issuer engaged in the real estate industry according to an independent classification system, such as Standard Industrial Classification Codes or Global Industry Classification Standard, which are each methods for assigning a company to a specific economic sector and industry group that best defines its business operations. Similar considerations will be applied when considering qualification of asset-backed loans or securities or pools of such loans or securities for purposes of the Fund’s 80% of Managed Assets investment restriction.” To the extent that these investments would count towards the Fund’s 80% investment policy, please clarify in the disclosure that the investment in solar panels, HVAC systems and windows refers to the installation of solar panels, HVAC systems and windows in the property or home and does not refer to investments in the production or other business related to solar panels, HVAC systems and windows.

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

With respect to the Land Banking Subsidiary

2.	COMMENT: The Staff has reviewed the Fund’s response to Comment #18.b from the July 2024 Response Letter and continues to believe that the Land Banking Subsidiary should be treated as a subsidiary that is primarily controlled by the Fund because the Fund owns 99% of the equity of the Land Banking Subsidiary. The Staff therefore believes that the Land Banking Subsidiary should be operated in accordance with applicable regulations under the Investment Company Act of 1940, as amended (the “1940 Act”), including the provisions under Section 8 (investment policies), Section 15 (advisory agreements), Section 17 (custody), Section 17 (affiliate transactions), and Section 18 (leverage). The provisions of Section 8 and Section 18 will be applied to the Land Banking Subsidiary and the Fund in the aggregate.

RESPONSE: The Fund respectfully disagrees with the Staff’s view that the Land Banking Subsidiary is primarily controlled by the Fund when the Land Banking Subsidiary is jointly operated by the Fund and the local operating partner because the Fund shares voting control of Major Decisions (described in the Fund’s response to Comment #18.a from the July 2024 Response Letter) equally with the local operating partner. The Fund believes that the test for primary control is based on voting control of the Land Banking Subsidiary, which is split 50%/50% between the Fund and the local operating partner, and is not determined by the 99%/1% split in economic ownership of the Land Banking Subsidiary between the Fund and the local operating partner.

In addition, the Fund respectfully disagrees with the assumption that the terms of the 1940 Act automatically apply to the Land Banking Subsidiary to the extent the Land Banking Subsidiary is deemed primarily controlled by the Fund. The Fund considers the Land Banking Subsidiary to be a separate operating business because it has a separate governance

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structure and a third party business partner with (1) its own commercial interests and (2) co-equal control with the Fund in shaping and blocking operating decisions of the Land Banking Subsidiary.

Nevertheless, we have consulted with representatives of the Fund and the Fund undertakes to ensure that the Land Banking Subsidiary will comply with the requirements of the identified sections of the 1940 Act as if the Land Banking Subsidiary is treated as a subsidiary that is primarily controlled by the Fund.

PROSPECTUS

Investment Objective and Principal Strategies

3.	COMMENT: Please note the following disclosure: “These investments will be assessed on a case-by-case basis as to whether they should be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.” Please clarify and provide the general principles and factors that will be used by the Fund to determine whether or not the specific investments listed will be counted towards the Fund’s 80% investment policy. For example, consider using the language from the response to Comment #16.b. from the July 2024 Response Letter “the “Fund generally considers “debt-like” investments (for non-tax purposes) to be investments that have a stated or implicit rate and amounts due on a fixed payment schedule and generally over a fixed term.””

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

4.	COMMENT: Please note the following disclosure: “Certain of the Fund’s investments in securitizations, such as its investments in other asset-backed securities, may not be treated as qualifying for purposes of the Fund’s 80% of Managed Assets investment restriction.” Please clarify and provide the general principles and factors that will be used by the Fund to determine whether or not the specific investments listed will be counted towards the Fund’s 80% investment policy.

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

5.	COMMENT: Please note the following disclosure: “Similar considerations will be applied when considering qualification of asset-backed loans or securities or pools of such loans or securities for purposes of the Fund’s 80% of Managed Assets investment restriction.” Please clarify what the “similar considerations” are referring to.

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

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6.	COMMENT: Please note the following disclosure: “For purposes of the Fund’s 80% of Managed Assets investment restriction generally requiring that 80% of its Managed Assets be in a portfolio of real estate-related debt investments, debt investments include, among other things, Residential Transitional Loans, Residential Mezzanine Loans, RMBS, CMBS, other real estate-related asset-backed securities...” Please clarify what are the “other real estate-related asset-backed securities” referred to here.

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

7.	COMMENT: Please note the following disclosure: “the Fund may commit to reimburse in arrears borrowers…“ Please clarify what is meant by “in arrears”; use plain-English.

RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure.

8.	COMMENT: Please note the following disclosure: “The TRSs and subsidiaries (as defined below) of the Fund will not be registered under the 1940 Act. However, the TRSs and consolidated subsidiaries of the Fund will comply with provisions of the 1940 Act…” Please confirm which subsidiary or subsidiaries will not be consolidated.

RESPONSE: The Fund confirms that the only subsidiary (currently anticipated) that will not be consolidated will be the Land Banking Subsidiary. This remains subject to continuing discussion with the Staff on the accounting comments noted in the preamble to this letter.

9.	COMMENT: To the extent that the Fund will have the foreign Cayman subsidiary, please represent that such subsidiary and its board will designate an agent for service of process in the United States.

RESPONSE: The Fund confirms that to the extent the Fund will have a Cayman subsidiary, such subsidiary and its board will designate an agent for service of process in the United States.

Summary of Principal Risks of the Fund

10.	COMMENT: Under Hybrid Investments Risk: “The Fund’s investments in convertible securities will be assessed on a case-by-case basis as to whether they should be treated as qualifying debt investments for purposes of the Fund’s 80% of Managed Assets investment restriction.” Please clarify and provide the general principles and factors that will be used by the Fund to determine whether or not the specific investments listed will be counted towards the Fund’s 80% investment policy.
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RESPONSE: In response to the Staff’s comment, the Fund has revised the referenced disclosure to make the requested clarification.

11.	COMMENT: With respect to Geographic Investment Risk, to the extent that there are any particular geographic areas that are implicated, please add applicable risk disclosure.

RESPONSE: In response to the Staff’s comment, the Fund has added risk factors relevant to the particular geographic areas implicated by the Fund’s principal investment strategy.

Description of Capital Structure and Shares

Anti-Takeover and Other Provisions in the Declaration of Trust

12.	COMMENT: Please note the following disclosure: “Jurisdiction and Waiver of Jury Trial. The Declaration of Trust provides that each Trustee, officer and shareholder, to the fullest extent permitted by law, including Section 3804(e) of the Delaware Statutory Trust Act (the “Delaware Act”), … (ii) irrevocably agrees that any claims, suits, actions or proceedings arising under the federal securities laws shall be exclusively brought in the federal district courts of the United States of America, …” Please disclose the corresponding risks of this exclusive federal court provision: that shareholders may have to bring suit in an inconvenient and less favorable forum and that there is question regarding the enforceability of this provision since the 1933 Act and 1940 Act permit shareholder to bring claims arising from these Acts in both state and federal courts.

RESPONSE: The Fund had previously included disclosure in the paragraph following the referenced disclosure that shareholders may have to bring suit in an inconvenient and less favorable forum. The Fund has added the requested disclosure regarding enforceability of the referenced provision to the prospectus.

13.	COMMENT: Please strike the following sentence from the prospectus, or explain supplementally why it is there: “Notwithstanding anything to the contrary in the Declaration of Trust or Bylaws, the Fund may, at its sole discretion, select and/or consent to an alternative forum for any claims, suits, actions or proceedings relating in any way to the Fund.”

RESPONSE: The Fund has deleted the referenced disclosure.

STATEMENT OF ADDITIONAL INFORMATION

Investment Restrictions

Other Information Regarding Investment Restrictions - Concentration

14.	COMMENT: Please note the following disclosure: “in each case, the Fund expects to assess that the primary economic characteristics that affect these investments (other than credit-
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worthiness of a borrower or other issuer- or borrower-specific considerations ...” Please add “that are not industry-specific” or similar language to modify “borrower-specific considerations.”

RESPONSE: The Fund has added the requested disclosure.

15.	COMMENT: Please add language that when the Fund does invest in other investment companies that the Fund will look through and treat those assets as its own for purposes of the test.

RESPONSE: The Fund has added the requested disclosure.

16.	COMMENT: The Staff notes the language under Non-Fundamental Investment Restrictions: “The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in 2025).” Please include similar language in the prospectus.

RESPONSE: The Fund has added the requested disclosure to the prospectus.

AMENDED AND RESTATED DECLARATION OF TRUST

17.	COMMENT: Throughout Sections 8.1 and 11.5(a), please change the remaining references to the 1940 Act to the federal securities laws.

RESPONSE: The referenced sections have been revised as requested.

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Should you have any follow-up questions concerning this letter, please do not hesitate to contact me at (212) 839-8673.

Sincerely, /s/ Nathan J. Greene

Nathan J. Greene, Esquire (as Attorney for the Funds)

cc:

Sheelyn Michael, Secretary and Deputy General Counsel, First Eagle Investment Management, LLC

Andrew M. Friedman, Sidley Austin LLP

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